SCHEDULE OF ISSUED AND PAID-UP CAPITAL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contributed Equity
Fully paid Ordinary Shares	$ 155,138,636	$ 153,574,974
Total contributed equity	$ 155,138,636	$ 153,574,974	$ 140,111,073